Schedule of Major Revenue (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Product Information [Line Items]
Major revenue	$ 5,961,901	$ 7,844,606	$ 8,333,053	$ 10,385,661	$ 13,847,548	$ 21,810,317	$ 16,824,168
Revenue from construction contracts [Member]
Product Information [Line Items]
Major revenue	5,922,623	7,792,924	8,333,053	10,384,649
Sale of Construction Construction Materials [Member]
Product Information [Line Items]
Major revenue	$ 39,278	$ 51,682		$ 1,012